UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3904

Value Line Tax Exempt Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
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(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Item I. Reports to Stockholders.

      A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/06 is included with this Form.

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 August 31, 2006
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                                 The Value Line
                                   Tax Exempt
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the six-months ended August 31, 2006, the total return of the Value Line Tax Exempt Fund, Inc. was 1.41%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a gain of 2.02%(1).

For the six months ended August 31, 2006, longer-maturity municipal bonds outperformed those with shorter maturities primarily due to the lack of new issue supply. Most of the interest in the tax-exempt market has come from the property and casualty insurance companies. These types of investors buy municipal bonds when they are profitable. After heavy losses from the hurricane season last year, especially Katrina, these companies have returned to this market. Their support has been critical for the strong performance in the tax-exempt market year to date. However, if the hurricane season this year does not prove difficult, as now seems likely, these investors probably will not become sellers. Substantial pressure on market performance should not evolve.

With interest rates remaining at relatively low levels, municipal bond funds continue to stretch for yield. Strong performance has come from the riskier sectors in the market, primarily non-investment grade securities and zero coupon bonds. The Value Line Tax Exempt Fund, Inc. does not invest in municipal bonds that are not rated investment grade. The Fund can purchase investment grade, zero coupon bonds and as of August 31, 2006 had approximately 8 percent of its market value in these types of securities. As of August 31, 2006 the Lehman Brothers Municipal Bond Index reported two percent of its market value in investment grade, zero coupon securities.

In the investment-grade category, tobacco bonds posted strong returns for the six-month period ended August 31, 2006. However, during the period, performance began to weaken due to smoking lawsuits and high punitive awards and for the first time since November of 2005, this sector underperformed the Lehman Brothers Broad Based Municipal Bond Index. The Value Line Tax Exempt Fund, Inc. has reduced its position in tobacco bonds to less than 0.5 percent of the portfolio. At the beginning of the period, the Fund had approximately 5 percent of its market value in tobacco bonds.

Going forward, the Fund is taking steps to increase its exposure to sectors, which are under-weighted relative to the Lehman Brothers Broad Based Municipal Bond Index. Two sectors that the Fund has little exposure to relative to the Index are uninsured and long prerefunded bonds. A concerted effort will be made to add to these sectors when market conditions allow it. Another total return trend taking place is the outperformance of larger blocks of bonds. The influence of hedge fund buyers has tremendously increased the value and liquidity of securities with a minimum block size of $1 million. The Fund is currently restructuring its holdings into $1 million bond pieces. Our goal remains to provide a maximum level of income exempt from all Federal income taxes with a minimum level of risk. Thank you for your investment with us.


                                      Sincerely,


                                      /s/ Jean Bernhard Buttner

                                      Jean Bernhard Buttner
                                      Chairman and President


October 10, 2006

--------------------------------------------------------------------------------
(1) The Lehman Brothers Broad Based Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


--------------------------------------------------------------------------------
2

                                           The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy left the starting gate quickly this year, with the nation's gross domestic product rising by a scintillating, but clearly unsustainable, 5.6% in the opening quarter. However, higher oil prices, further monetary tightening by the Federal Reserve, and faltering housing demand then combined to slow things down materially during the April-through-June period, as GDP growth eased to less than half the first-quarter rate.

This slower pace of improvement then continued in the third quarter. What's more, we think economic growth of no more than 2.0%-2.5% will be sustained in the fourth quarter and through 2007. That should be a sufficient rate of strength to keep earnings moving higher next year, but a moderate enough pace to keep inflation in check over this time period.

Helping to sustain this modest economic improvement are likely to be fairly solid levels of activity in the capital goods sector, additional gains in retailing, and a likely relaxation in Federal Reserve monetary policy in 2007. Reining in economic growth is likely to be a weakening housing market. A severe contraction in housing demand still seems unlikely, however, given the prospective decline in short-term borrowing costs next year and the expected relative stability in mortgage rates.

Moderating U.S. gross domestic product growth and an accompanying modest level of inflation would have positive ramifications for the stock and bond markets, in our view.


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                                                                               3

The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 through August 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                            Expenses*
                                                        Beginning           Ending         paid during
                                                      account value     account value     period 3/1/06
                                                          3/1/06           8/31/06        thru 8/31/06
                                                     ---------------   ---------------   --------------
Actual ...........................................     $  1,000.00      $  1,014.10          $ 3.71
Hypothetical (5% return before expenses) .........     $  1,000.00      $  1,021.52          $ 3.72

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.73% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                           The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Long-Term Holdings

                                                                                                                  Percentage
                                                                                       Principal                  of Fund's
Issue                                                                                    Amount        Value      Net Assets
----------------------------------------------------------------------------------------------------------------------------
Lake County School Board, Certificates of Participation, Ser. A, AMBAC Insured,
 5.00%, 6/1/30 .....................................................................  $ 5,000,000   $5,219,300        4.7%
State Building Authority, Revenue Bonds, FGIC Insured, 0.00%, 10/15/28 .............  $15,000,000   $5,066,400        4.6%
Atlanta Georgia Development Authority, Revenue Bonds, Refunding, Tuff
 Yamacraw LLC Project, Ser. A, AMBAC Insured, 5.00%, 1/1/20 ........................  $ 4,575,000   $4,887,747        4.4%
Leander Texas Independent School District, General Obligation Unlimited, Capital
 Appreciation, Refunding, PSF Guaranteed, 0.00%, 8/15/41 ...........................  $30,000,000   $4,515,300        4.1%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United
 Hospital Center, Inc. Project, Ser. A, AMBAC Insured, 5.00%, 6/1/22 ...............  $ 4,020,000   $4,258,346        3.8%
California State Public Works Board, Lease Revenue Bonds, Ser. A, 4.63%, 4/1/24       $ 3,945,000   $4,029,147        3.6%
Lubbock, Housing Finance Corp., Single Family Mortgage Revenue Bonds,
 Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21 ................................  $ 2,800,000   $4,003,076        3.6%
Natomas Unified School District, General Obligation Unlimited, Election of 2006,
 FGIC Insured, 4.50%, 8/1/29 .......................................................  $ 3,500,000   $3,530,625        3.2%
Detroit Michigan, Water Supply Systems Revenue Bonds, Second Lien-Ser. A,
 MBIA Insured, 5.25%, 7/1/21 .......................................................  $ 3,085,000   $3,366,938        3.0%
Ceres California Redevelopment Agency, Tax Allocation, Ceres Redevelopment
 Project Area No. 1, MBIA Insured, 5.00%, 11/1/33 ..................................  $ 3,200,000   $3,347,808        3.0%

--------------------------------------------------------------------------------
Asset Allocation - Percentage of Fund's Net Assets

[THE TABLE BELOW IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Short-Term, Cash & Other        (0.7%)
Long Term Municipal            100.7%

--------------------------------------------------------------------------------
Quality Diversification - Credit Quality expressed as a Percentage of Fund's
Net Assets as of 8/31/06

Aaa                                                                       97.2%
Aa2                                                                        0.2%
A3                                                                         1.9%
Baa1                                                                       0.9%
Baa3                                                                       0.5%
Short-Term Investments                                                     4.7%
--------------------------------------------------------------------------------
Total Investments                                                        105.4%
Liabilities in excess of other assets                                     (5.4%)
                                                                         -----
Total Net Assets                                                         100.0%
                                                                         =====

Source: Moody's ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal                                                                                        Rating
    Amount                                                                                      (unaudited)      Value
--------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (100.7%)
              ALASKA (1.9%)
              Housing Finance Corp.:
 $1,000,000   General Housing, Revenue Bonds, Ser. A, FGIC Insured, 5.00%, 12/1/26 ...........      Aaa       $ 1,046,000
  1,030,000   Anchorage Alaska Electric Utility, Revenue Bonds, Refunding-Senior
                Lien-Ser. A, MBIA Insured, 5.00%, 12/1/21 ....................................      Aaa         1,094,993
                                                                                                              -----------
                                                                                                                2,140,993
                                                                                                              -----------
              CALIFORNIA (18.0%)
  3,945,000   California State Public Works Board, Lease Revenue Bonds, Ser. A,
                4.63%, 4/1/24 ................................................................      Aaa         4,029,147
  3,200,000   Ceres California Redevelopment Agency, Tax Allocation, Ceres
                Redevelopment Project Area No. 1, MBIA Insured, 5.00%, 11/1/33 ...............      Aaa         3,347,808
  2,560,000   Hercules California Redevelopment Agency, Tax Allocation, Hercules Merged
                Project Area, AMBAC Insured, 5.00%, 8/1/29 ...................................      AAA*        2,677,965
  1,000,000   Kings River Conservative District, Certificates of Participation, Peaking
                Project, 5.00%, 5/1/13 .......................................................     Baa1         1,048,590
  3,500,000   Natomas Unified School District, General Obligation Unlimited,
                Election of 2006, FGIC Insured, 4.50%, 8/1/29 ................................      Aaa         3,530,625
  1,000,000   Sacramento City Financing Authority, Revenue Bonds, Refunding,
                FGIC Insured, 5.00%, 12/1/19 .................................................      Aaa         1,075,900
  1,000,000   San Diego County, Certificates of Participation, Refunding, Edgemoor Project
                and Regulation Systems, AMBAC Insured, 5.00%, 2/1/26 .........................      Aaa         1,047,520
  2,315,000   Sweetwater California Union High School District Public Financing Authority,
                Special Tax Revenue Bonds, Ser. A, FSA Insured, 5.00%, 9/1/29 ................      Aaa         2,415,564
    750,000   Vernon California Redevelopment Agency, Tax Allocation, Industrial
                Redevelopment Project, MBIA Insured, 5.25%, 9/1/21 ...........................      Aaa           816,727
                                                                                                              -----------
                                                                                                               19,989,846
                                                                                                              -----------
              COLORADO (0.7%)
    770,000   Educational and Cultural Facilities Authority, Revenue Bonds, Student
                Housing University of Colorado Funding Project, AMBAC Insured,
                5.38%, 7/1/16 ................................................................      Aaa           833,086
                                                                                                              -----------
              FLORIDA (7.2%)
    500,000   Hillsborough County School District Sales Tax, Revenue Bonds,
                AMBAC Insured, 5.00%, 10/1/20 ................................................      Aaa           535,000
  5,000,000   Lake County School Board, Certificates of Participation, Ser. A,
                AMBAC Insured, 5.00%, 6/1/30 .................................................      Aaa         5,219,300
    570,000   Pinellas County, Housing Finance Authority Single Family Mortgage Revenue
                Bonds, GNMA/FNMA Collateral, 5.30%, 9/1/21 ...................................      Aaa           586,798
  1,550,000   Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured,
                5.00%, 12/1/21 ...............................................................      Aaa         1,656,392
                                                                                                              -----------
                                                                                                                7,997,490
                                                                                                              -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 2006
--------------------------------------------------------------------------------

  Principal                                                                                     Rating
    Amount                                                                                   (unaudited)      Value
-----------------------------------------------------------------------------------------------------------------------
              GEORGIA (7.0%)
 $ 4,575,000  Atlanta Georgia Development Authority, Revenue Bonds, Refunding, Tuff
                Yamacraw LLC Project, Ser. A, AMBAC Insured, 5.00%, 1/1/20 ................      Aaa       $ 4,887,747
   2,730,000  Cobb County Georgia Hospital Authority, Revenue Bonds, Refunding and
                Improvement, Anticipation Certificates, AMBAC Insured, 5.25%, 4/1/21 ......      Aaa         2,956,726
                                                                                                           -----------
                                                                                                             7,844,473
                                                                                                           -----------
              HAWAII (2.1%)
   2,000,000  Department of Budget and Finance, Special Purpose Mortgage Revenue
                Bonds, Kapiolani Health Care System, MBIA Insured, 6.40%, 7/1/13 ..........      Aaa         2,307,640
                                                                                                           -----------
              ILLINOIS (3.9%)
   1,000,000  Chicago Board of Education, Albany Park Academy Project, General
                Obligation Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24 ................      Aaa         1,125,610
     825,000  Chicago General Obligation Unlimited, Prerefunded. A, FSA Insured,
                5.25%, 1/1/15 .............................................................      Aaa           903,103
   2,000,000  Cook County General Obligation Unlimited, Ser. A, MBIA Insured,
                6.25%, 11/15/13 ...........................................................      Aaa         2,305,520
                                                                                                           -----------
                                                                                                             4,334,233
                                                                                                           -----------
              INDIANA (2.9%)
   2,575,000  Office Building Commission, Capital Complex, Revenue Bonds, Ser. B,
                MBIA Insured, 7.40%, 7/1/15 ...............................................      Aaa         3,183,241
                                                                                                           -----------
              IOWA (2.5%)
   2,900,000  Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23 ................      Aaa         2,825,702
                                                                                                           -----------
              LOUSIANA (2.3%)
   2,420,000  St. Tammany Parish Sales Tax District No. 3, Revenue Bonds, CIFG Insured,
                5.00%, 6/1/24 .............................................................      AAA*        2,575,558
                                                                                                           -----------
              MASSACHUSETTS (2.8%)
   2,885,000  Massachusetts State Special Obligation, Revenue Bonds, Consolidated
                Loan-Ser. A, FSA Insured, 1.00%, 6/1/22 ...................................      Aaa         3,088,162
                                                                                                           -----------
              MICHIGAN (10.7%)
              Detroit Michigan, Water Supply Systems Revenue Bonds,:
   2,000,000  Second Lien-Ser. A, MBIA Insured, 5.25%, 7/1/22 .............................      Aaa         2,177,720
   3,085,000  Second Lien-Ser. A, MBIA Insured, 5.25%, 7/1/21 .............................      Aaa         3,366,938
   1,000,000  Michigan Municipal Bond Authority, Revenue Bonds, School District
                City of Detroit, FSA Insured, 5.00%, 6/1/20 ...............................      AAA*        1,058,760
  15,000,000  State Building Authority, Revenue Bonds, FGIC Insured, 0.00%, 10/15/28 ......      Aaa         5,066,400
     250,000  State Building Authority, State Police Commission System, Revenue Bonds,
                MBIA Insured, 4.65%, 10/1/19 ..............................................      Aaa           260,140
                                                                                                           -----------
                                                                                                            11,929,958
                                                                                                           -----------
              NEW YORK (4.3%)
     500,000  Dormitory Authority, Note Revenue Bonds, FHA Insured Mortgage,
                Montefiore Hospital, FGIC Insured, 5.00%, 2/1/13 ..........................      Aaa           536,130
   1,000,000  General Obligation Unlimited, Ser. A, FSA Insured, 5.00%, 8/1/17 ............      Aaa         1,086,290

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal                                                                                       Rating
    Amount                                                                                     (unaudited)      Value
-------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000  General Obligation Unlimited, Ser. K, FSA Insured, 5.00%, 8/1/15 ..............      Aaa       $1,038,730
   2,000,000  Long Island Power Authority, Electric Systems Revenue Bonds, Gen. Ser. C,
                5.00%, 9/1/35 ...............................................................      A3         2,084,720
                                                                                                             ----------
                                                                                                              4,745,870
                                                                                                             ----------
              NORTH DAKOTA (0.9%)
   1,000,000  State Water Commission Revenue, Water Development & Management
                Program, Ser. B, MBIA Insured, 5.00%, 8/1/25 ................................      Aaa        1,058,950
                                                                                                             ----------
              OHIO (0.1%)
     115,000  Housing and Community Service Department, Single-Family Revenue Bonds,
                Ser. A-2, 5.50%, 9/1/22 .....................................................      Aaa          119,583
                                                                                                             ----------
              SOUTH CAROLINA (1.0%)
   1,140,000  State Housing Finance and Development Authority, Revenue Bonds, Ser. A-2,
                FSA Insured, 5.00%, 7/1/20 ..................................................      Aaa        1,169,640
                                                                                                             ----------
              SOUTH DAKOTA (2.7%)
   2,580,000  Heartland Consumers Power Distribution, Electric Utility, FSA Insured,
                6.00%, 1/1/17 ...............................................................      Aaa        3,013,079
                                                                                                             ----------
              TENNESSEE (0.2%)
     195,000  Housing Development Agency Homeownership, Revenue Bonds, General
                Obligation, 5.00%, 7/1/17 ...................................................      Aa2          196,031
                                                                                                             ----------
              TEXAS (23.5%)
   2,180,000  Alamo Texas Community College District, General Obligation Limited,
                Ser. A, MBIA Insured, 5.00%, 8/15/27 ........................................      Aaa        2,293,469
   1,415,000  Denton County, General Obligation Limited, FSA Insured, 5.00%, 7/15/22 ........      Aaa        1,495,910
   1,000,000  Hidalgo County, General Obligation Limited, Refunding, MBIA Insured,
                5.00%, 8/15/20 ..............................................................      Aaa        1,063,020
   1,000,000  Houston Airport System, Revenue Bonds, Sub Lien, FSA Insured,
                5.50%, 7/1/20 ...............................................................      Aaa        1,082,160
     845,000  Houston Texas Community College Systems Public Facility Corp., Lease
                Revenue Bonds, Public Safety Institute Project, Ser. C, AMBAC Insured,
                4.38%, 4/15/21 ..............................................................      Aaa          850,399
  30,000,000  Leander Texas Independent School District, General Obligation Unlimited,
                Capital Appreciation, Refunding, PSF Guaranteed, 0.00%, 8/15/41 .............      AAA*       4,515,300
   2,800,000  Lubbock, Housing Finance Corp., Single Family Mortgage Revenue Bonds,
                Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21 ..........................      AAA*       4,003,076
   1,200,000  Mansfield Independent School District, School Building, General Obligation
                Unlimited, PSF Guaranteed, 5.00%, 2/15/20 ...................................      Aaa        1,262,520
                Mission Consolidated Independent School District:
   2,000,000  General Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/28              Aaa        2,089,680
   1,500,000  General Obligation Unlimited, Refunding, PSF Guaranteed, 5.00%, 2/15/30              Aaa        1,561,875
   1,600,000  North Forest Independent School District, General Obligation Unlimited,
                Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21 ......................      Aaa        1,704,576
     500,000  Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi Project,
                FSA Insured, 5.00%, 7/15/25 .................................................      Aaa          527,075

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                           The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 2006
--------------------------------------------------------------------------------

  Principal                                                                                        Rating
    Amount                                                                                      (unaudited)       Value
----------------------------------------------------------------------------------------------------------------------------
 $1,250,000   San Patricio County, Certificates of Obligation, General Obligation Limited,
                AMBAC Insured, 4.75%, 4/1/36 ................................................. Aaa            $  1,265,325
  1,000,000   Texas Tech University, Revenue Bonds, Refunding and Improvement,
                AMBAC Insured, 5.00%, 2/15/27 ................................................ Aaa               1,051,510
  1,285,000   West Harris County, Water Authority, Water System Revenue Bonds, FSA
                Insured, 5.00%, 12/15/24 ..................................................... Aaa               1,349,828
                                                                                                              ------------
                                                                                                                26,115,723
                                                                                                              ------------
              VIRGINIA (0.5%)
    500,000   Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed,
                5.25%, 6/1/19 ................................................................ Baa3                513,545
                                                                                                              ------------
              WASHINGTON (1.7%)
  1,765,000   Grant County Public Utility District No. 002, Wanapum Hydro Electric,
                Revenue Bonds, Ser. A, FGIC Insured, 5.00%, 1/1/22 ........................... Aaa               1,862,057
                                                                                                              ------------
              WEST VIRGINIA (3.8%)
  4,020,000   West Virginia State Hospital Finance Authority, Hospital Revenue Bonds,
                United Hospital Center, Inc. Project, Ser. A, AMBAC Insured,
                5.00%, 6/1/22 ................................................................ Aaa               4,258,346
                                                                                                              ------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
                (Cost $109,609,781)...........................................................                 112,103,206
                                                                                                              ------------
SHORT-TERM MUNICIPAL SECURITIES (4.7%)
              INDIANA (0.6%)
    600,000   Mount Vernon Indiana Pollution Control, Revenue Bonds, Variable,
                Refunding, General Electric Company Project, 3.59%, 11/1/18 .................. P-1(1)              600,000
                                                                                                              ------------
              WYOMING (4.1%)
              Lincoln County Wyoming Pollution Control, Revenue Bonds, Variable:
  1,800,000   Exxon Project, Ser. A, 3.59%, 7/1/17 ........................................... P-1(1)            1,800,000
  2,800,000   Exxon Project, Ser. B, 3.59%, 7/1/17 ........................................... P-1(1)            2,800,000
                                                                                                              ------------
                                                                                                                 4,600,000
                                                                                                              ------------
              TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (Cost $5,200,000) ............................................................                   5,200,000
                                                                                                              ------------
              TOTAL MUNICIPAL SECURITIES (105.4%)
                (Cost $114,809,781) ..........................................................                 117,303,206
                                                                                                              ------------
              EXCESS OF LIABILITIES OVER CASH AND OTHER
                ASSETS (-5.4%) ...............................................................                  (5,972,806)
                                                                                                              ------------
              NET ASSETS (100.0%) ............................................................                $111,330,400
                                                                                                              ------------
              NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
                OUTSTANDING SHARE ($111,330,400 (divided by) 10,597,291 shares outstanding)...                $      10.51
                                                                                                              ============

Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's

(1) Variable rate demand notes are considered short-term obligation. Interest rates change every day. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2006.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.
Statement of Assets and Liabilities
at August 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $114,809,781) .....................................     $117,303,206
Cash .........................................................        1,267,194
Receivable for securities sold ...............................       13,105,125
Interest receivable ..........................................        1,029,257
Prepaid expenses .............................................           14,927
Receivable for capital shares sold ...........................              964
                                                                   ------------
        Total Assets .........................................      132,720,673
                                                                   ------------
Liabilities:
Payable for securities purchased .............................       21,062,800
Dividends payable to shareholders ............................          106,720
Payable for capital shares repurchased .......................            7,312
Accrued expenses:
   Advisory fee ..............................................           48,545
   Directors' fees and expenses ..............................            6,514
   Other .....................................................          158,382
                                                                   ------------
        Total Liabilities ....................................       21,390,273
                                                                   ------------
Net Assets ...................................................     $111,330,400
                                                                   ============
Net assets consist of:
Capital stock, at $0.01 par value (authorized
   65,000,000 shares; outstanding
   10,597,291 shares) ........................................     $    105,973
Additional paid-in capital ...................................      108,367,539
Distributions in excess of net investment
   income ....................................................          (27,155)
Accumulated net realized gain on
   investments ...............................................          390,618
Net unrealized appreciation of
   investments ...............................................        2,493,425
                                                                   ------------
Net Assets ...................................................     $111,330,400
                                                                   ============
Net Asset Value, Offering and Redemption
   Price,  per Outstanding Share
   ($111,330,400 (divided by) 10,597,291 shares
   outstanding) ................................ .............     $      10.51
                                                                   ============


Statement of Operations
for the Six Months Ended August 31, 2006
(unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest .....................................................       $2,514,728
                                                                     ----------
Expenses:
Advisory fee .................................................          283,994
Service and distribution plan fees ...........................          141,997
Printing and postage .........................................           32,215
Auditing and legal fees ......................................           24,013
Registration and filing fees .................................           19,840
Transfer agent fees ..........................................           19,393
Custodian fees ...............................................           17,548
Insurance ....................................................            6,193
Directors' fees and expenses .................................            6,103
Telephone ....................................................            2,603
Other ........................................................            9,290
                                                                     ----------
   Total Expenses Before Custody Credits
     and Fees Waived .........................................          563,189
   Less: Service and Distribution Plan Fees
     Waived ..................................................         (141,997)
   Less: Custody Credits .....................................           (5,190)
                                                                     ----------
   Net Expenses ..............................................          416,002
                                                                     ----------
Net Investment Income ........................................        2,098,726
                                                                     ----------
Net Realized and Unrealized Loss on
   Investments:
   Net Realized Loss .........................................         (296,414)
   Change in Net Unrealized Appreciation/
     (Depreciation) ..........................................         (335,289)
                                                                     ----------
Net Realized Loss and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments ............................................         (631,703)
                                                                     ----------
Net Increase in Net Assets from
   Operations ................................................       $1,467,023
                                                                     ==========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                           The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2006 (unaudited) and for the Year Ended February 28, 2006
--------------------------------------------------------------------------------

                                                                              Six Months
                                                                                Ended
                                                                           August 31, 2006        Year Ended
                                                                             (unaudited)       February 28, 2006
                                                                          -----------------   ------------------
Operations:
  Net investment income ...............................................     $  2,098,726        $   4,274,143
  Net realized gain (loss) on investments .............................         (296,414)             988,733
  Change in net unrealized appreciation/(depreciation) ................         (335,289)          (1,456,864)
                                                                            ------------        -------------
  Net increase in net assets from operations ..........................        1,467,023            3,806,012
                                                                            ------------        -------------
Distributions to Shareholders:
  Net investment income ...............................................       (2,098,726)          (4,267,509)
  Net realized gain on investment transactions ........................                -             (720,888)
                                                                            ------------        -------------
  Total Distributions .................................................       (2,098,726)          (4,988,397)
                                                                            ------------        -------------
Capital Share Transactions:
  Proceeds from sale of shares ........................................        1,729,819            3,024,212
  Proceeds from reinvestment of distributions to shareholders .........        1,472,008            3,601,794
  Cost of shares repurchased ..........................................       (8,717,522)         (14,444,780)
                                                                            ------------        -------------
Decrease from capital share transactions ..............................       (5,515,695)          (7,818,774)
                                                                            ------------        -------------
Total Decrease in Net Assets ..........................................       (6,147,398)          (9,001,159)
Net Assets:
  Beginning of period .................................................      117,477,798          126,478,957
                                                                            ------------        -------------
  End of period .......................................................     $111,330,400        $ 117,477,798
                                                                            ============        =============
Distributions in excess of net investment income,
  at end of period ....................................................     $    (27,155)       $     (27,155)
                                                                            ============        =============


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of The National Bond Portfolio. The Money Market Portfolio of the Fund was liquidated on July 21, 2005. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder's account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.


--------------------------------------------------------------------------------
12

                                           The Value Line Tax Exempt Fund, Inc.

                                                                 August 31, 2006
--------------------------------------------------------------------------------

(D) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                           Six Months
                                             Ended
                                          August 31, 2006       Year Ended
                                           (unaudited)       February 28, 2006
                                          ------------------------------------
Shares sold ..........................        167,242              284,210
Shares issued to
   shareholders in
   reinvestment of
   distributions .....................        142,244              340,881
Shares
   repurchased .......................       (841,659)          (1,361,209)
                                          ------------------------------------
Net decrease .........................       (532,173)            (736,118)
                                          ====================================
Dividends per
   share from net
   investment income .................    $     .1943           $    .3713
                                          ====================================
Dividends per
   share from net
   realized gains ....................    $       --            $    .0639
                                          ====================================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

                                                  Six Months
                                                    Ended
                                                August 31, 2006
                                                  (unaudited)
                                                ---------------
Purchases:
   Long-term obligations .....................   $125,812,101
                                                 ------------
Maturities or Sales:
   Long-term obligations .....................   $127,884,244
                                                 ------------

4. Income Taxes (unaudited)

At August 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes .........   $114,809,781
                                                 ============
Gross tax unrealized appreciation ............   $ 2,649,341
Gross tax unrealized depreciation ............      (155,916)
                                                 ------------
Net tax unrealized appreciation on
   investments ...............................   $ 2,493,425
                                                 ============

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $283,994 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2006. This was computed at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)                        August 31, 2006
--------------------------------------------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $141,997 were paid or payable to the Distributor under this Plan for the six months ended August 31, 2006. Effective February 10, 2006 the Distributor voluntarily waived this fee. The fees waived amounted to $141,997. The Distributor has no right to recoup previously waived amounts.

For the six months ended August 31, 2006, the Fund's expenses were reduced by $5,190 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At August 31, 2006, the Adviser and/or affiliated companies owned 62,953 shares of the Fund representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 128,305 shares, representing 1.21% of the outstanding shares.


--------------------------------------------------------------------------------
14

                                           The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                                               National Bond Portfolio
                                             ----------------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                             August 31,                        Years Ended on Last Day of February,
                                                2006            ---------------------------------------------------------------
                                             (unaudited)          2006            2005         2004         2003         2002
                                             ----------------------------------------------------------------------------------
Net asset value, beginning of period .....   $  10.56           $  10.66        $  11.03     $  10.84     $  10.68     $  10.51
                                             ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...................       0.19               0.37            0.37         0.38         0.42         0.45
 Net gains or (losses) on securities
  (both realized and unrealized) .........      (0.05)             (0.04)          (0.26)        0.19         0.18         0.17
                                             ----------------------------------------------------------------------------------
 Total from investment operations ........       0.14               0.33            0.11         0.57         0.60         0.62
                                             ----------------------------------------------------------------------------------
Less distributions:
Dividends from net investment
 income ..................................      (0.19)             (0.37)          (0.37)       (0.38)       (0.42)       (0.45)
Distributions from net realized gains ....         --              (0.06)          (0.11)          --(3)     (0.02)          --
                                             ----------------------------------------------------------------------------------
Total distributions ......................      (0.19)             (0.43)          (0.48)       (0.38)       (0.44)       (0.45)
                                             ----------------------------------------------------------------------------------
Net asset value, end of period ...........   $  10.51           $  10.56        $  10.66     $  11.03     $  10.84     $  10.68
                                             ----------------------------------------------------------------------------------
Total return .............................       1.41%(4)           3.22%           1.14%        5.36%        5.76%        5.97%
                                             ==================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .   $111,330           $117,478        $126,479     $149,640     $165,175     $162,128
Ratio of expenses to average net assets(1)       0.99%(2)(5)        0.97%(2)        0.97%        0.94%        0.91%        0.91%
Ratio of net investment income to average
 net assets ..............................       3.70%(5)           3.51%           3.48%        3.50%        4.00%        4.28%
Portfolio turnover rate ..................        113%(4)            149%             93%         166%         134%          76%

(1) Ratio reflects expenses grossed up for the custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 0.98%, 0.96%, 0.97%, 0.94%, 0.90%, and 0.90%, respectively, for the six months ended August 31, 2006 and for the years ended February 28, 2006, February 28, 2005, February 29, 2004, February 28, 2003 and February 28, 2002, respectively.

(2) Ratio reflects expenses grossed up for the voluntary fee waiver of the service and distribution plan by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.74% for the six months ended August 31, 2006 and 0.96% for the year ended February 28, 2006.

(3)   Represents $0.0005.

(4)   Not annualized.

(5)   Annualized.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

                FACTORS CONSIDERED BY THE INDEPENDENT DIRECTORS
                 IN APPROVING THE INVESTMENT ADVISORY AGREEMENT
   FOR VALUE LINE TAX EXEMPT FUND, INC. - NATIONAL BOND PORTFOLIO (unaudited)

The Investment Company Act of 1940 (the "1940 Act") requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the "Independent Directors"), annually to consider the investment advisory agreement between the Fund and its investment adviser, Value Line, Inc. ("Value Line") (the "Agreement"). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Non-Independent Directors of the Fund and any officers of Value Line. In selecting Value Line and approving the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage, if any; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of the following information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and nine other retail no-load general municipal debt funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail no load general municipal debt funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe;
(iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund's performance for the most recent one-year and longer-term periods ended December 31, 2005 was below both the Performance Universe Average and the Lipper Index. As a result, the Board engaged in discussions with management and the Fund agreed to temporarily suspend its Rule 12b-1 fees in an effort to reduce the Fund's overall expenses and, correspondingly, increase the Fund's performance.


--------------------------------------------------------------------------------
16

                                           The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

Value Line's Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund's portfolio, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Board concluded that the Fund's portfolio management and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board did not, however, consider Value Line's fee under the Agreement relative to the management fees charged by Value Line for other investment companies for which it provides investment advisory services because none of these investment companies pursued substantially similar investment objectives and strategies as the Fund. The Board noted that the Fund's management fee and total expense ratio for the most recent fiscal year were higher than those of the Expense Group and Expense Universe averages. In an effort to reduce the Fund's higher total expense ratio, which was primarily due to the Fund's small asset size, the Fund temporarily agreed to suspend its Rule 12b-1 fees, effective February 2006. The Board noted that, as a result of this action, the Fund's projected total expense ratio is anticipated to decrease to an amount that is below the Expense Group average. Based on their overall review, the Board determined that Value Line's management fee rate under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line's overall compliance program, as well as the services provided by Value Line Securities, Inc., the Fund's principal underwriter. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Board considered the level of Value Line's profits with respect to the management of the Fund, including the impact of the certain actions taken during 2004 and 2005. These actions included Value Line's review of its methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line's overall profitability, the Board concluded that Value Line's profits from the management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board noted that 12b-1 fees were suspended and concluded that potential "fall-out" benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Board, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                                            Other
                                                      Length of       Principal Occupation During           Directorships Held
Name, Address, and Age         Position               Time Served     the Past 5 Years                      by Director
-------------------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner          Chairman of the        Since 1984      Chairman, President and Chief         Value Line, Inc.
Age 71                         Board of Directors                     Executive Officer of Value Line,
                               and President                          Inc. (the "Adviser") and Value
                                                                      Line Publishing, Inc. Chairman
                                                                      and President of each of the 14
                                                                      Value Line Funds and Value Line
                                                                      Securities, Inc. (the
                                                                      "Distributor").
-------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director               Since 1991      Consultant, Academic Search           None
18 Victoria Lane                                                      Consultation Service, Inc.
Lanesboro, MA 01237                                                   1992-2004; Trustee Emeritus and
Age 82                                                                Chairman (1993-1994) of the
                                                                      Board of Trustees of Duke
                                                                      University; President Emeritus,
                                                                      Williams College.
-------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director               Since 2000      Customer Support Analyst, Duke        None
4921 Buckingham Drive                                                 Power Company.
Charlotte, NC 28209
Age 64
-------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Director               Since 2000      Professor of History, Williams        Berkshire Life
54 Scott Hill Road                                                    College, 1961-2002. Professor         Insurance Company
Williamstown, MA 01267                                                Emeritus since 2002; President        of America
Age 74                                                                Emeritus since 1994 and
                                                                      President, 1985-1994;
                                                                      Chairman (1993-1997) and
                                                                      Interim President (2002-2003)
                                                                      of the American Council of
                                                                      Learned Societies. Trustee
                                                                      since 1997 and Chairman of the
                                                                      Board since 2005, National
                                                                      Humanities Center.
-------------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director               Since 1997      Visiting Professor of Classics,       None
5 Birch Run Drive                                                     Williams College, since 1999;
Saratoga Springs, NY 12866                                            President Emeritus, Skidmore
Age 70                                                                College since 1999 and President,
                                                                      1987-1998.
-------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director               Since 1984      Chairman, Institute for Political     A. Schulman Inc.
169 Pompano St.                                                       Economy.                              (plastics)
Panama City Beach, FL 32413
Age 67

--------------------------------------------------------------------------------

                                           The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                                          Other
                                                   Length of       Principal Occupation During            Directorships Held
Name, Address, and Age     Position                Time Served     the Past 5 Years                       by Director
-----------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr          Director                Since 1996      Senior Financial Advisor,              None
1409 Beaumont Drive                                                Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                 since 2004; Senior Financial
Age 57                                                             Advisor, Hawthorn 2001-2004.
-----------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson          Vice President,         Since 1994      Director, Vice President and
Age 48                     Secretary and                           Compliance Officer of the
                           Chief Compliance                        Adviser. Director and Vice
                           Officer                                 President of the Distributor. Vice
                                                                   President, Secretary and Chief
                                                                   Compliance Officer of each of the
                                                                   14 Value Line Funds.
-----------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio       Treasurer               Since 2005      Controller of the Adviser until
Age 47                                                             2003; Chief Financial Officer of
                                                                   the Adviser 2003-2005; Treasurer of
                                                                   the Adviser since 2005; Treasurer of
                                                                   each of the 14 Value Line Funds.
-----------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher          Assistant               Since 2005      Director, Vice President and
Age 51                     Treasurer,                              Secretary of the Adviser. Director
                           Assistant Secretary                     and Vice President of the
                                                                   Distributor.
-----------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the ValueLine Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive,
                                Suite 100
                                Greenwich, CT 06830

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President, Secretary/
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer


This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #537644

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: 11/8/2006
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 11/8/2006
      --------------------------